Right-of-use assets (Details) - CAD ($)	3 Months Ended		12 Months Ended
	Nov. 30, 2024	Nov. 30, 2023	Aug. 31, 2024
Right-of-use assets
Balance at beginning of the year	$ 260,807
Additions		$ 38,283
Balance at end of the year	250,457		$ 260,807
EB Rental, Ltd.
Right-of-use assets
Deconsolidation on sale of subsidiary			804,596
Premises
Right-of-use assets
Balance at beginning of the year	93,037
Balance at end of the year	87,265		93,037
Moulds
Right-of-use assets
Balance at beginning of the year	59,003
Balance at end of the year	50,574		59,003
Rolling stock
Right-of-use assets
Balance at beginning of the year	108,767
Balance at end of the year	112,618		108,767
Cost
Right-of-use assets
Balance at beginning of the year	349,093	3,883,711	3,883,711
Additions	19,597		237,469
Disposals			(2,186,552)
Deconsolidation on sale of subsidiary			(1,596,081)
Currency translation	(3,578)		10,546
Balance at end of the year	372,268		349,093
Cost | Premises
Right-of-use assets
Balance at beginning of the year	113,248	3,839,792	3,839,792
Disposals			(2,186,552)
Deconsolidation on sale of subsidiary			(1,549,425)
Currency translation	(1,954)		9,433
Balance at end of the year	115,202		113,248
Cost | Moulds
Right-of-use assets
Balance at beginning of the year	67,432
Additions			67,432
Balance at end of the year	67,432		67,432
Cost | Rolling stock
Right-of-use assets
Balance at beginning of the year	168,413	43,919	43,919
Additions	19,597		170,037
Deconsolidation on sale of subsidiary			(46,656)
Currency translation	(1,624)		1,113
Balance at end of the year	189,634		168,413
Accumulated depreciation
Right-of-use assets
Balance at beginning of the year	(88,286)	(1,469,118)	(1,469,118)
Depreciation	(33,525)		604,586
Disposals			(1,193,933)
Deconsolidation on sale of subsidiary			(791,485)
Balance at end of the year	(121,811)		(88,286)
Accumulated depreciation | Premises
Right-of-use assets
Balance at beginning of the year	(20,211)	(1,438,344)	(1,438,344)
Depreciation	(7,726)		524,772
Disposals			(1,193,933)
Deconsolidation on sale of subsidiary			(748,972)
Balance at end of the year	(27,937)		(20,211)
Accumulated depreciation | Moulds
Right-of-use assets
Balance at beginning of the year	(8,429)
Depreciation	(8,429)		8,429
Balance at end of the year	(16,858)		(8,429)
Accumulated depreciation | Rolling stock
Right-of-use assets
Balance at beginning of the year	(59,646)	$ (30,774)	(30,774)
Depreciation	(17,370)		71,385
Deconsolidation on sale of subsidiary			(42,513)
Balance at end of the year	$ (77,016)		$ (59,646)